Accounting Items That Identify the Compliance With Minimum Cash Requirements - Summary of Minimum Cash Requirement Constitute by Bank (Detail) - Banco Macro SA [member]	Dec. 31, 2024 ARS ($)
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	$ 2,804,523,253
BCRA accounts [member] | Cash and deposits in banks [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	1,873,887,706
Government securities [member] | Other debt securities 1 [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	792,039,580
Special guarantees accounts in the BCRA [member] | Financial assets delivered as guarantee [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	$ 138,595,967